Consolidated Balance Sheets (Parenthetical) - £ / shares	Sep. 30, 2019	Sep. 30, 2018
Statement of Financial Position [Abstract]
Preferred Shares, authorized	25,000,000	25,000,000
Preferred Shares, par value	£ 0.01	£ 0.01
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares, authorized	700,000,000	700,000,000
Ordinary Shares, par value	£ 0.01	£ 0.01
Ordinary Shares, issued	277,148,000	275,896,000
Ordinary Shares, outstanding	134,773,000	140,177,000
Treasury stock, at cost, ordinary shares	142,375,000	135,719,000